Leases - Schedule of Maturity Payments (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Leases [Abstract]
Remainder of 2023	$ 4,661
2024	5,299
2025	3,815
2026	3,587
2027	3,587
Thereafter	18,464
Total lease payments	39,413
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(12,097)
Present value of lease liabilities	$ 27,316